SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions

	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant date	April 24, 2020	September 14, 2020	November 11, 2020
Tranche 1	150,000 of the options are exercisable on April 6, 2021 at the earliest, at a subscription price of NOK 35 per share	75,000 of the options are exercisable on September 4, 2021 at the earliest, at a Subscription Price of NOK 32 per share	75,000 of the options are exercisable on December 1, 2021 at the earliest, at a Subscription Price of NOK 33 per share
Tranche 2	150,000 of the options are exercisable on April 6, 2022 at the earliest, at a Subscription Price of NOK 52.50 per share	75,000 of the options are exercisable on September 4, 2022 at the earliest, at a Subscription Price of NOK 48 per share	75,000 of the options are exercisable on December 1, 2022 at the earliest, at a Subscription Price of NOK 49.50 per share
Tranche 3	250,000 of the options are exercisable on April 6, 2023 at the earliest, at a Subscription Price of NOK 70.00 per share	125,000 of the options are exercisable on September 4, 2023 at the earliest, at a Subscription Price of NOK 64 per share	125,000 of the options are exercisable on December 1, 2023 at the earliest, at a Subscription Price of NOK 66 per share

The following table summarizes the option activity for the year ended December 31, 2023 and 2022:

	Number of options		Weighted Average Exercise Price*	Weighted Average Grant date Fair Value
	Management	Total
Total Outstanding as of December 31, 2021	1,100,000	1,100,000	$6.04	$1.76
Granted during 2022	—	—	—	—
Exercised during 2022	450,000	450,000	$3.97	$1.77
Forfeited during 2022	—	—	—	—
Exercisable as of December 31, 2022	150,000	150,000	$4.84	$1.39
Outstanding as of December 31, 2022 - Unvested	500,000	500,000	$6.70	$1.25
Total Outstanding as of December 31, 2022	650,000	650,000	$6.27	$1.28
Granted during 2023	—	—	—	—
Exercised during 2023	250,000	250,000	$6.7**	$1.29
Forfeited during 2023	—	—	—	—
Exercisable as of December 31, 2023	400,000	400,000	$5.63***	$1.20
Outstanding as of December 31, 2023 - Unvested	—	—	$0.00	$0.00
Total Outstanding as of December 31, 2023	400,000	400,000	$0.00	$1.20
* not adjusted for dividends. For all share options granted the share options exercise price is adjustable for distribution of dividend before the share options are exercised.
** Accumulated dividends as of exercise date are approximately $4.40 per share
*** Accumulated dividends as of December 31, 2023 are approximately $4.80 per share
The following table summarizes certain information about the options outstanding as of December 31, 2023 and 2022:

	Options Outstanding and Unvested, December 31, 2023			Options Outstanding and Exercisable, December 31, 2023
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$5.63	—	$0.00	0	400,000	$5.63*	1.79

	Options Outstanding and Unvested, December 31, 2022			Options Outstanding and Exercisable, December 31, 2022
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$6.70	500,000	$6.70	2.55	150,000	$4.84	2.79
* Accumulated dividends as of December 31, 2023 are approximately $4.80 per share